Additional cash flows information (Details) - CAD ($)	6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
Additional cash flows information.
Additions to right-of-use assets	$ 38,283	$ 307,525
Lease termination		$ 112,707